Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Revenues	R$ 167,780	R$ 168,050	R$ 154,971
Interest and similar income	254,790	242,258	222,385
Interest and similar expense	(219,338)	(167,278)	(158,250)
Income of Financial Assets and Liabilities at Fair Value through Profit or Loss	58,054	32,011	29,145
Foreign exchange results and exchange variations in foreign transactions	19,218	(3,143)	4,432
Commissions and Banking Fees	46,997	47,071	45,731
Income from Insurance Contracts and Private Pension	8,731	6,982	6,613
Income from Insurance Contracts and Private Pension, net of Reinsurance	7,569	6,536	6,132
Financial Income from Insurance Contracts and Private Pension, net of Reinsurance	(42,150)	(23,679)	(28,585)
Income from Financial Assets related to Insurance Contracts and Private Pension	43,312	24,125	29,066
Other income / (expenses)	(672)
Other income / (expenses)		10,149	4,915
Expected Credit Loss from Financial Assets	(28,833)	(32,311)	(30,445)
Expected Credit Loss with Loan and Lease Operations	(32,617)	(29,468)	(31,563)
Expected Credit Loss with Other Financial Asset, net	3,784	(2,843)	1,118
Operating Revenues Net of Expected Credit Losses from Financial Assets	138,947	135,739	124,526
Other operating income / (expenses)	(88,697)	(88,183)	(84,826)
General and administrative expenses	(79,176)	(79,416)	(75,759)
Tax expenses	(10,938)	(9,814)	(9,987)
Share of profit or (loss) in associates and joint ventures	1,417	1,047	920
Income / (loss) before income tax and social contribution	50,250	47,556	39,700
Current income tax and social contribution	(10,695)	(9,433)	(8,685)
Deferred income tax and social contribution	6,294	4,005	2,862
Net income / (loss)	45,849	42,128	33,877
Net income attributable to owners of the parent company	44,857	41,085	33,105
Net income / (loss) attributable to non-controlling interests	992	1,043	772
Common
Net income attributable to owners of the parent company	R$ 22,748	R$ 20,811	R$ 16,754
Earnings per share - basic (in brl per share)	R$ 4.05	R$ 3.70	R$ 2.98
Earnings per share - diluted (in brl per share)	R$ 4.01	R$ 3.68	R$ 2.96
Weighted average number of outstanding shares - basic (in shares)	5,617,742,977	5,617,742,977	5,617,742,977
Weighted average number of outstanding shares - diluted (in shares)	5,617,742,977	5,617,742,977	5,617,742,977
Preferred
Net income attributable to owners of the parent company	R$ 22,109	R$ 20,274	R$ 16,351
Earnings per share - basic (in brl per share)	R$ 4.05	R$ 3.70	R$ 2.98
Earnings per share - diluted (in brl per share)	R$ 4.01	R$ 3.68	R$ 2.96
Weighted average number of outstanding shares - basic (in shares)	5,459,926,630	5,472,801,129	5,482,580,990
Weighted average number of outstanding shares - diluted (in shares)	5,571,684,620	5,552,704,085	5,549,980,489